Subordinated indebtedness	9 Months Ended
Jul. 31, 2024
Text Block [Abstract]
Subordinated indebtedness
Note 8. Subordinated indebtedness
On January 16, 2024, we issued $1.25 billion principal amount of 5.30% Debentures due January 16, 2034. The Debentures bear interest at a fixed rate of 5.30%
per annum
(paid semi-annually) until January 16, 2029, and at Daily Compounded Canadian Overnight Repo Rate Average (CORRA) plus 2.02% per annum (paid quarterly) thereafter until maturity on January 16,
2034.
On June 12, 2024, we issued $
1.0
 billion principal amount of
4.90
% Debentures due
June 12, 2034
. The Debentures bear interest at a fixed rate of
4.90
%
per annum (paid semi-annually)
until June 12, 2029, and at Daily Compounded CORRA plus
1.56
%
per annum (paid quarterly)
thereafter until maturity on June 12, 2034.
On June 19, 2024, we redeemed
 all
 $
1.5
billion of our
2.95
% Debentures due
June 19, 2029
.
 In accordance with their terms, the Debentures were redeemed at 100% of their principal amount, plus accrued and unpaid interest thereon.
On July 11, 2024, we redeemed all $36 million (TT$175 million) of the
5.75% Debentures due July 11, 2024
, issued by FirstCaribbean International Bank (Trinidad & Tobago) Limited, guaranteed on a subordinated basis by CIBC Caribbean Bank Limited. In accordance with their terms, the Debentures were redeemed at

100
%
of their principal amount, plus accrued and unpaid interest thereon.